Long-Term Debt, Annual Principal Payments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Apr. 27, 2021	Jan. 22, 2021	Dec. 31, 2020
Long-Term Debt [Abstract]
Minimum liquidity deposits	$ 2,200,000
Dry-dock reserve accounts	50,000.00
Retention deposits	400,000
Restricted cash	2,250,000				$ 500,000
Annual Principal Payments [Abstract]
Total long-term debt	45,169,000				13,450,000
Interest incurred on long-term debt	583,996	$ 730,851
$11.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	11,000,000.0
Restricted cash					500,000
Minimum liquidity deposit per vessel					250,000
Annual Principal Payments [Abstract]
Total long-term debt	8,600,000				9,400,000
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	18,000,000.0		$ 18,000,000.0
Annual Principal Payments [Abstract]
Total long-term debt	18,000,000				0
$15.3 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	15,300,000			$ 15,300,000
Annual Principal Payments [Abstract]
Total long-term debt	14,819,000				$ 0
Long-Term Debt (Including Related Party Debt) [Member]
Annual Principal Payments [Abstract]
2022	12,484,000
2023	6,784,000
2024	6,784,000
2025	24,117,000
Total long-term debt	$ 50,169,000
Weighted average interest rate	5.40%	4.00%